Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13002837

Received SEC

SEP 13 2013

Washington, DC 20549

001-35194

September 13, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Banco Bilbao Vizcaya Argentaria, S.A. (Guarantor), BBVA U.S. Senior, S.A. Unipersonal (Issuer) 4.664% Senior Notes due 2015 of BBVA U.S. Senior, S.A. Unipersonal and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 23, 2012. Tentative listing date – September 16, 2013.

Sincerely,

Pras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
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